Annual Fund Operating Expenses - Class P Shares - Goldman Sachs Mid Cap Value Fund - Class P Shares	Dec. 29, 2021
Operating Expenses:
Management Fees	0.75%
Other Expenses	0.08%
Total Annual Fund Operating Expenses	0.83%